LOANS AND FINANCING - Principal and Interest (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
LOANS AND FINANCING
Principal amount of loans and Financing	R$ 13,178,457	R$ 16,207,120
Interest accrued of loans and Financing	189,384	254,536
Total Loans and Financing	R$ 13,367,841	R$ 16,461,656